Exhibit 99.1

KPMG LLP Suite 900 8350 Broad Street McLean, VA 22102

Independent Accountants’ Report on Applying Agreed-Upon Procedures

HGI Multifamily Credit Sub-REIT, LLC (the “Company”)
Goldman Sachs & Co. LLC
Wells Fargo Securities, LLC
Amherst Pierpont Securities LLC
(together, the “Specified Parties”)

Re: HGI CRE CLO 2022-FL3, LLC – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “HGI 2022-FL3 CRE CLO Tape.xlsx” provided by the Company on March 11, 2022 (the “Data File”), containing information on 23 mortgage assets and 36 related mortgaged properties as of March 1, 2022 (the “Cut-off Date”), which we were informed are intended to be included as collateral in the offering by HGI CRE CLO 2022-FL3, LLC The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
•	The term “Loan Files” means the copies of source documents provided by the Company and listed in Attachment A. We make no representation regarding the validity or accuracy of these documents.
•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure attribute, or methodology as described in Attachment C.
•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform comparison procedures for and are listed in Attachment A.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures for and are listed in Attachment B.
•	The term “Calculation Methodology” means the formula listed in the Calculation Methodology field of the Attachment B containing the calculation methodology for the Recomputed Attributes, provided by the Company.
•	The term “Assumed LIBOR” means the LIBOR rate 0.1000% which we were instructed to use by the Company where applicable in the Calculation Methodology.
•	The term “Assumed SOFR” means the SOFR rate 0.1000% which we were instructed to use by the Company where applicable in the Calculation Methodology.
•	The term “Provided Information” means the Loan Files, Calculation Methodology, Assumed LIBOR, Assumed SOFR and Instructions.

Prior to being provided the Data File, we received one or more earlier versions of the data file on which to perform our procedures. In performing those procedures, we identified differences which were communicated to the Specified Parties. The Data File represents the revised information reflecting resolution of differences communicated as determined appropriate by the Specified Parties. We performed the procedures on the Data File, and the results of those procedures are reflected herein.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.	We compared the Compared Attributes in the Data File to the corresponding information included in the Loan Files, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Loan Files or the inability to agree the indicated information from the Data File to the Loan Files for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception. The document priority is the order provided by the Company, which is listed in the “Source Document(s)” column in Attachment A, with the highest priority document listed first.
B.	We recomputed the Recomputed Attributes in the Data File using (i) the corresponding information contained in the Data File, (ii) the Calculation Methodology, and (iii) the Instructions.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the mortgage assets and related mortgaged properties, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the mortgage assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such mortgage assets being securitized, (iii) the

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compliance of the originator of the mortgage assets with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the mortgage assets and related mortgaged properties that would be material to the likelihood that the issuer of the securities will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

McLean, Virginia
March 11, 2022

3

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document(s)
Property Address	Appraisal Report, Engineering Report
Property City	Appraisal Report, Engineering Report
Property State	Appraisal Report, Engineering Report
Property Zip Code	Appraisal Report, Engineering Report, USPS.com
Property County	Appraisal Report
Year Built	Appraisal Report, Engineering Report
Year Renovated	Appraisal Report, Engineering Report
Property Type	Appraisal Report
Specific Property Type	Appraisal Report
No of Units	Underwritten Rent Roll, Certified Rent Roll
Unit of Measure	Underwritten Rent Roll, Certified Rent Roll
Occupancy %	Underwritten Rent Roll, Certified Rent Roll
Occupancy Source Date	Underwritten Rent Roll, Certified Rent Roll
Loan Purpose (Acquisition, Refinance, DPO)	Settlement Statement
Assumed Loan (Y/N)	Promissory Note, Loan Agreement
Borrower Name	Promissory Note, Loan Agreement
Principals (Individuals)	Guaranty, Loan Agreement
Related Borrower (Y/N)	Guaranty, Loan Agreement
Commitment Original Balance ($)	Promissory Note, Loan Agreement, Deed of Trust
Initial Funded Amount ($)	Promissory Note, Loan Agreement, Deed of Trust
Future Funding Trigger / Requirements	Promissory Note, Loan Agreement, Deed of Trust
Mortgage Loan Cut-Off Date Balance ($)	Servicer Report, Promissory Note, Loan Agreement, Deed of Trust, Loan Amendments
Note Date	Promissory Note, Loan Agreement, Deed of Trust, Loan Amendments
A-1

Attribute	Source Document(s)
Payment Date	Promissory Note, Loan Agreement, Deed of Trust, Settlement Statement, Loan Amendments
First Payment Date	Promissory Note, Loan Agreement, Deed of Trust, Settlement Statement, Loan Amendments
Initial Maturity Date	Promissory Note, Loan Agreement, Deed of Trust, Loan Amendments
Fully Extended Maturity Date	Promissory Note, Loan Agreement, Deed of Trust, Loan Amendments
Extension Options	Promissory Note, Loan Agreement, Deed of Trust, Loan Amendments
Extension Options Description	Promissory Note, Loan Agreement, Deed of Trust, Loan Amendments
1st Extension Option Description	Promissory Note, Loan Agreement, Deed of Trust, Loan Amendments
2nd Extension Option Description	Promissory Note, Loan Agreement, Deed of Trust, Loan Amendments
3rd Extension Option Description	Promissory Note, Loan Agreement, Deed of Trust, Loan Amendments
4th Extension Option Description	Promissory Note, Loan Agreement, Deed of Trust, Loan Amendments
5th Extension Option Description	Promissory Note, Loan Agreement, Deed of Trust, Loan Amendments
First Extension Period (Months)	Promissory Note, Loan Agreement, Deed of Trust, Loan Amendments
First Extension Fee %	Promissory Note, Loan Agreement, Deed of Trust, Loan Amendments
First Extension Floor	Promissory Note, Loan Agreement, Deed of Trust, Loan Amendments
First Extension Cap	Promissory Note, Loan Agreement, Deed of Trust, Loan Amendments
Second Extension Period (Months)	Promissory Note, Loan Agreement, Deed of Trust, Loan Amendments
Second Extension Fee %	Promissory Note, Loan Agreement, Deed of Trust, Loan Amendments
A-2

Attribute	Source Document(s)
Second Extension Floor	Promissory Note, Loan Agreement, Deed of Trust, Loan Amendments
Second Extension Cap	Promissory Note, Loan Agreement, Deed of Trust, Loan Amendments
Third Extension Period (Months)	Promissory Note, Loan Agreement, Deed of Trust, Loan Amendments
Third Extension Fee %	Promissory Note, Loan Agreement, Deed of Trust, Loan Amendments
Third Extension Floor	Promissory Note, Loan Agreement, Deed of Trust, Loan Amendments
Third Extension Cap	Promissory Note, Loan Agreement, Deed of Trust, Loan Amendments
Fourth Extension Period (Months)	Promissory Note, Loan Agreement, Deed of Trust, Loan Amendments
Fourth Extension Fee %	Promissory Note, Loan Agreement, Deed of Trust, Loan Amendments
Fourth Extension Floor	Promissory Note, Loan Agreement, Deed of Trust, Loan Amendments
Fourth Extension Cap	Promissory Note, Loan Agreement, Deed of Trust, Loan Amendments
Fifth Extension Period (Months)	Promissory Note, Loan Agreement, Deed of Trust, Loan Amendments
Fifth Extension Fee %	Promissory Note, Loan Agreement, Deed of Trust, Loan Amendments
Fifth Extension Floor	Promissory Note, Loan Agreement, Deed of Trust, Loan Amendments
Fifth Extension Cap	Promissory Note, Loan Agreement, Deed of Trust, Loan Amendments
Exit Fee %	Promissory Note, Loan Agreement, Deed of Trust, Loan Amendments
Exit Fee Balance	Promissory Note, Loan Agreement, Deed of Trust, Loan Amendments
Rate Type	Promissory Note, Loan Agreement, Deed of Trust, Loan Amendments
A-3

Attribute	Source Document(s)
Index for Floating Rate	Promissory Note, Loan Agreement, Deed of Trust, Loan Amendments
Fully Funded Mortgage Loan Margin %	Promissory Note, Loan Agreement, Deed of Trust, Loan Amendments
Rounding Factor	Promissory Note, Loan Agreement, Deed of Trust, Loan Amendments
Time of Rounding (Before Spread, After Spread)	Promissory Note, Loan Agreement, Deed of Trust, Loan Amendments
Rounding Direction	Promissory Note, Loan Agreement, Deed of Trust, Loan Amendments
Lookback Period	Promissory Note, Loan Agreement, Deed of Trust, Loan Amendments
Index Floor %	Promissory Note, Loan Agreement, Deed of Trust, Loan Amendments
Mortgage Rate Floor	Promissory Note, Loan Agreement, Deed of Trust, Loan Amendments
Index Cap Strike Price %	Index Cap Confirmation
Index Cap Provider	Index Cap Confirmation
Index Cap Provider Rating	Bloomberg Rating
Index Cap Expiration	Index Cap Confirmation
Interest Accrual Basis	Promissory Note, Loan Agreement, Deed of Trust, Loan Amendments
Interest Rate Change	Promissory Note, Loan Agreement, Deed of Trust, Loan Amendments
Interest Rate Change Amount	Promissory Note, Loan Agreement, Deed of Trust, Loan Amendments
Interest Rate Change Trigger	Promissory Note, Loan Agreement, Deed of Trust, Loan Amendments
Grace Period Default (Days)	Promissory Note, Loan Agreement, Deed of Trust, Loan Amendments
Grace Period Late (Days)	Promissory Note, Loan Agreement, Deed of Trust, Loan Amendments
Grace Period Balloon (Days)	Promissory Note, Loan Agreement, Deed of Trust, Loan Amendments
A-4

Attribute	Source Document(s)
Original Prepayment Provision	Promissory Note, Loan Agreement, Deed of Trust, Loan Amendments
Remaining Prepayment Provision	Promissory Note, Loan Agreement, Deed of Trust, Loan Amendments
Original Yield Maintenance or Minimum Interest Term	Promissory Note, Loan Agreement, Deed of Trust, Loan Amendments
Rate/Amount for Prepayment Protection	Promissory Note, Loan Agreement, Deed of Trust, Loan Amendments
Partial Release and/or Partial Prepayment (Y/N)	Promissory Note, Loan Agreement, Deed of Trust, Loan Amendments
Partial Release and/or Prepayment Description	Promissory Note, Loan Agreement, Deed of Trust, Loan Amendments
IO Number of Months through Initial Term	Promissory Note, Loan Agreement, Deed of Trust, Loan Amendments
IO Number of Months through Fully Extended Loan Term	Promissory Note, Loan Agreement, Deed of Trust, Loan Amendments
Original Amortization Initial Term	Promissory Note, Loan Agreement, Deed of Trust, Loan Amendments
Amortization During Fully Extended Loan Term	Promissory Note, Loan Agreement, Deed of Trust, Loan Amendments
Amortization Style	Promissory Note, Loan Agreement, Deed of Trust, Loan Amendments
Amort Constant Number of Months	Promissory Note, Loan Agreement, Deed of Trust, Loan Amendments
Amortization Rate	Promissory Note, Loan Agreement, Deed of Trust, Loan Amendments
Amortization Rate Mechanics	Promissory Note, Loan Agreement, Deed of Trust, Loan Amendments
Amortization Constant Basis	Promissory Note, Loan Agreement, Deed of Trust, Loan Amendments
Amortization Rate Basis	Promissory Note, Loan Agreement, Deed of Trust, Loan Amendments
Amortization Type During Initial Term	Promissory Note, Loan Agreement, Deed of Trust, Loan Amendments
A-5

Attribute	Source Document(s)
Amortization Type During Extensions	Promissory Note, Loan Agreement, Deed of Trust, Loan Amendments
Appraisal Valuation Date	Appraisal Report
As-Is Appraised Value	Appraisal Report
Stabilized Appraised Value	Appraisal Report
Appraisal Anticipated Stabilization Date	Appraisal Report
USPAP Appraisal (Y/N)	Appraisal Report
FIRREA Appraisal (Y/N)	Appraisal Report
Third Most Recent As Of Date	Company Underwritten Cash Flow Statement, Borrower Financials
Third Most Recent Actual Revenues	Company Underwritten Cash Flow Statement, Borrower Financials
Third Most Recent Actual Expenses	Company Underwritten Cash Flow Statement, Borrower Financials
Third Most Recent Actual NOI	Company Underwritten Cash Flow Statement, Borrower Financials
Third Most Recent Actual NCF	Company Underwritten Cash Flow Statement, Borrower Financials
Second Most Recent As Of Date	Company Underwritten Cash Flow Statement, Borrower Financials
Second Most Recent Actual Revenues	Company Underwritten Cash Flow Statement, Borrower Financials
Second Most Recent Actual Expenses	Company Underwritten Cash Flow Statement, Borrower Financials
Second Most Recent Actual NOI	Company Underwritten Cash Flow Statement, Borrower Financials
Second Most Recent Actual NCF	Company Underwritten Cash Flow Statement, Borrower Financials
Most Recent As Of Date	Company Underwritten Cash Flow Statement
Most Recent Actual Revenues	Company Underwritten Cash Flow Statement
Most Recent Actual Expenses	Company Underwritten Cash Flow Statement
Most Recent Actual NOI	Company Underwritten Cash Flow Statement
A-6

Attribute	Source Document(s)
Most Recent Actual NCF	Company Underwritten Cash Flow Statement
Underwritten Occupancy %	Company Underwritten Cash Flow Statement
Underwritten Revenues	Company Underwritten Cash Flow Statement
Underwritten Expenses	Company Underwritten Cash Flow Statement
Underwritten NOI	Company Underwritten Cash Flow Statement
Underwritten Reserves	Company Underwritten Cash Flow Statement
Underwritten NCF	Company Underwritten Cash Flow Statement
Underwritten Stabilized Occupancy %	Company Underwritten Cash Flow Statement
Underwritten Stabilized Revenues	Company Underwritten Cash Flow Statement
Underwritten Stabilized Expenses	Company Underwritten Cash Flow Statement
Underwritten Stabilized NOI	Company Underwritten Cash Flow Statement
Underwritten Stabilized Reserves	Company Underwritten Cash Flow Statement
Underwritten Stabilized NCF	Company Underwritten Cash Flow Statement
Appraisal Stabilized Occupancy %	Company Underwritten Cash Flow Statement, Appraisal Report
Appraisal Stabilized Revenues	Company Underwritten Cash Flow Statement, Appraisal Report
Appraisal Stabilized Expenses	Company Underwritten Cash Flow Statement, Appraisal Report
Appraisal Stabilized NOI	Company Underwritten Cash Flow Statement, Appraisal Report
Appraisal Stabilized Reserves	Company Underwritten Cash Flow Statement, Appraisal Report
Appraisal Stabilized NCF	Company Underwritten Cash Flow Statement, Appraisal Report
Loan Cross Portfolio Name	Promissory Note, Loan Agreement, Deed of Trust, Loan Amendments
Lien Position	Title Policy
Full Recourse (Y/N/Partial)	Guaranty
Recourse Provisions	Guaranty
A-7

Attribute	Source Document(s)
Recourse Carveout Guarantor	Guaranty
Title Vesting (Fee/Leasehold/Both)	Title Policy
Ground Lease Payment (Annual)	Ground Lease
Ground Lease Initial Expiration Date	Ground Lease
Ground Lease Extension (Y/N)	Ground Lease
# of Ground Lease Extension Options	Ground Lease
Ground Lease Expiration Date with Extension	Ground Lease
Type of Lockbox	Deposit Account Control Agreement, Loan Agreement, Cash Management Agreement, Loan Amendments
Cash Management (Springing/In-place)	Loan Agreement, Cash Management Agreement, Loan Amendments
Lockbox Trigger Event	Loan Agreement, Cash Management Agreement, Loan Amendments
Engineering/Deferred Maintenance Escrow (Upfront)	Settlement Statement, Loan Agreement
Engineering/Deferred Maintenance Escrow (Cut-off Date)	Servicer Report, Settlement Statement, Loan Agreement
Environmental Escrow (Upfront)	Settlement Statement, Loan Agreement
Environmental Escrow (Cut-off Date)	Servicer Report, Settlement Statement, Loan Agreement
Tax Escrow (Upfront)	Settlement Statement, Loan Agreement
Tax Escrow (Cut-off Date)	Servicer Report, Settlement Statement, Loan Agreement
Tax Escrow (Monthly)	Servicer Report, Settlement Statement, Loan Agreement
Springing Tax Escrow Description	Loan Agreement
Insurance Escrow (Upfront)	Settlement Statement, Loan Agreement
Insurance Escrow (Cut-off Date)	Servicer Report, Settlement Statement, Loan Agreement
Insurance Escrow (Monthly)	Servicer Report, Settlement Statement, Loan Agreement
Springing Insurance Escrow Description	Loan Agreement
A-8

Attribute	Source Document(s)
Replacement Reserve (Upfront)	Settlement Statement, Loan Agreement
Replacement Reserve (Cut-off Date)	Servicer Report, Settlement Statement, Loan Agreement
Replacement Reserve (Monthly)	Servicer Report, Settlement Statement, Loan Agreement
Springing Replacement Reserve Description	Loan Agreement
TI/LC Reserve (Upfront)	Settlement Statement, Loan Agreement
TI/LC Reserve (Cut-off Date)	Servicer Report, Settlement Statement, Loan Agreement
Monthly TI/LC Reserve ($)	Servicer Report, Settlement Statement, Loan Agreement
Springing TI/LC Reserve Description	Loan Agreement
Upfront Other Reserve 1 ($)	Settlement Statement, Loan Agreement
Cut-off Other Reserve 1 ($)	Servicer Report, Settlement Statement, Loan Agreement
Other Escrow 1 (Monthly)	Servicer Report, Settlement Statement, Loan Agreement
Other Escrow Reserve 1 Description	Servicer Report, Settlement Statement, Loan Agreement
Upfront Other Reserve 2 ($)	Settlement Statement, Loan Agreement
Cut-off Other Reserve 2 ($)	Servicer Report, Settlement Statement, Loan Agreement
Other Escrow 2 (Monthly)	Servicer Report, Settlement Statement, Loan Agreement
Other Escrow Reserve 2 Description	Loan Agreement
Engineering Report Date	Engineering Report
Environmental Report Date (Phase I)	Phase I Environmental Report
Environmental Report Date (Phase II)	Phase II Environmental Report
Environmental Insurance (Y/N)	Promissory Note, Loan Agreement, Insurance Certificate
Seismic Report Date	Seismic Report
Seismic PML %	Seismic Report, Engineering Report
A-9

Attribute	Source Document(s)
Seismic Insurance Obtained if PML >= 20% (Y/N)	Seismic Report, Engineering Report, Insurance Certificate
Single-Tenant (Y/N)	Underwritten Rent Roll, Certified Rent Roll
Property Manager	Management Agreement
TIC (Y/N)	Promissory Note, Loan Agreement, Deed of Trust, Loan Amendments
Max Number of TICs	Promissory Note, Loan Agreement, Deed of Trust, Loan Amendments
Single Purpose Borrower (Y/N)	Promissory Note, Loan Agreement, Deed of Trust, Loan Amendments
Independent Director (Y/N)	Promissory Note, Loan Agreement, Deed of Trust, Loan Amendments
Borrower Non Consolidation Opinion (Y/N)	Opinion of Counsel
DST (Y/N)	Promissory Note, Loan Agreement, Deed of Trust, Loan Amendments
IDOT (Y/N)	Promissory Note, Loan Agreement, Deed of Trust, Loan Amendments
Senior Debt Amount	Promissory Note, Loan Agreement, Deed of Trust, Loan Amendments
Senior Debt Holder	Promissory Note, Loan Agreement, Deed of Trust, Loan Amendments
Senior Debt Rate	Promissory Note, Loan Agreement, Deed of Trust, Loan Amendments
Floor	Promissory Note, Loan Agreement, Deed of Trust, Loan Amendments
Maturity	Promissory Note, Loan Agreement, Deed of Trust, Loan Amendments
Amort	Promissory Note, Loan Agreement, Deed of Trust, Loan Amendments
In-place Senior Debt Service	Loan Agreement
As Stabilized Senior Debt Service	Loan Agreement
Cut-off Date Subordinate Debt/Mezz Loan Bal ($)	Servicer Report, Settlement Statement, Loan Agreement
A-10

Attribute	Source Document(s)
Permitted Future Debt (Y/N)	Promissory Note, Loan Agreement, Deed of Trust, Loan Amendments
Closed	Settlement Statement
Committed Whole Loan Amount ($)	Promissory Note, Loan Agreement, Deed of Trust, Loan Amendments
Mortgage Loan Initial Funded Amount ($)	Promissory Note, Loan Agreement, Deed of Trust, Loan Amendments
Mortgage Loan Cut-off Date Balance ($)	Servicer Report, Promissory Note, Loan Agreement, Deed of Trust, Loan Amendments
Subordinate Secured Debt Cut-off Date Balance	Promissory Note, Loan Agreement, Deed of Trust, Loan Amendments
Mortgage Asset Contributed Balance Cut-Off Date Balance ($)	Servicer Report
Mezzanine Debt Cut-off Date Balance	Promissory Note, Loan Agreement, Deed of Trust, Loan Amendments
A-11

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Mortgage Loan Annual Debt Service Payment (IO)	Fully Funded Mortgage Loan Rate % multiplied by Interest Accrual Basis multiplied by Mortgage Loan Cut-Off Date Balance ($)
Mortgage Loan Annual Debt Service Payment (P&I)	For all loans which are interest only loans, Fully Funded Mortgage Loan Margin % multiplied by Interest Accrual Basis multiplied by Mortgage Loan Cut-off Date Balance ($)

For amortizing loans, per the amortization schedule
Mortgage Loan Annual Debt Service Payment (Cap)	For interest only loans, Mortgage Rate Cap multiplied by Interest Accrual Basis multiplied by Mortgage Loan Cut-Off Date Balance ($)

For amortizing loans, set to equal to Mortgage Loan Annual Debt Service Payment (P&I)
Cut-off Date Future Funding Remaining Balance ($)	Commitment Original Balance ($) minus Mortgage Loan Cut-Off Date Balance ($)
Mortgage Loan % of Total Cut-off Date Balance	Mortgage Loan Cut-Off Date Balance ($) divided by aggregate Mortgage Loan Cut-Off Date Balance ($) of all Mortgage Assets
Pari Passu Cut-off Date Amount	Mortgage Loan Cut-Off Date Balance ($) minus Mortgage Asset Contributed Balance Cut-Off Date Balance ($)
Mortgage Asset Contributed Balance % of Total Cut-off Date Balance	Mortgage Asset Contributed Balance Cut-off Date Balance ($) divided by aggregate Mortgage Asset Contributed Balance Cut-Off Date Balance ($) of all Mortgage Assets
Mortgage Loan Balloon Payment ($)	For interest only loans, set to equal Commitment Original Balance ($) For amortizing loans, per amortization schedule
Mortgage Loan Cut-off Date Balance / Unit ($)	Mortgage Loan Cut-off Date Balance ($) divided by No of Units
Committed Mortgage Loan Cut-off Date Balance / Unit ($)	Commitment Original Balance ($) divided by No of Units
Mortgage Loan Balloon Payment / Unit ($)	Mortgage Loan Balloon Payment ($) divided by No of Units
B-1

Attribute	Calculation Methodology
Initial Loan Term (Original)	Number of payments between and including the Initial Maturity Date and the First Payment Date
Cut-off Date Initial Loan Term (Remaining)	Initial Loan Term (Original) minus Cut-off Date Seasoning
Cut-off Date Seasoning	Number of payments between and including the First Payment Date and the Cut-off Date
Fully Extended Loan Term (Original)	Number of payments between and including the First Payment Date and the Fully Extended Maturity Date
Fully Extended Loan Term (Remaining)	Fully Extended Loan Term (Original) minus Cut-off Date Seasoning
First Extension Fee ($)	First Extension Fee % multiplied by Commitment Original Balance ($)
Second Extension Fee ($)	Second Extension Fee % multiplied by Commitment Original Balance ($)
Third Extension Fee ($)	Third Extension Fee % multiplied by Commitment Original Balance ($)
Fourth Extension Fee ($)	Fourth Extension Fee % multiplied by Commitment Original Balance ($)
Fifth Extension Fee ($)	Fifth Extension Fee % multiplied by Commitment Original Balance ($)
Exit Fee ($)	Exit Fee % multiplied by Commitment Original Balance ($)
Mortgage Rate Cap	The sum of the Index Cap Strike Price % and the Fully Funded Mortgage Loan Margin %
Fully Funded Mortgage Loan Rate %	The higher of Assumed Index and Index Floor %, plus Fully Funded Mortgage Loan Margin %
B Note / Mezz Loan %	Cut-off Date Subordinate Debt/Mezz Loan Bal ($) divided by Cut-off Date Total Debt Balance
Mortgage Loan Cut-off Date (As-Is) LTV Ratio	Mortgage Loan Cut-off Date Balance ($) divided by As-Is Appraised Value
Committed Mortgage Loan (Stabilized) LTV Ratio	Commitment Original Balance ($) divided by Stabilized Appraised Value
Maturity Date Stabilized LTV Ratio	Mortgage Loan Cut-off Date Balance ($) divided by Stabilized Appraised Value
B-2

Attribute	Calculation Methodology
Mortgage Loan Most Recent NOI DSCR	Most Recent Actual NOI divided by Mortgage Loan Annual Debt Service Payment (IO)
Mortgage Loan Most Recent NCF DSCR	Most Recent Actual NCF divided by Mortgage Loan Annual Debt Service Payment (IO)
Cut-off Date Mortgage Loan Most Recent NOI Debt Yield	Most Recent Actual NOI divided Mortgage Loan Cut-off Date Balance ($)
Cut-off Date Mortgage Loan Most Recent NCF Debt Yield	Most Recent Actual NCF divided Mortgage Loan Cut-off Date Balance ($)
Mortgage Loan Underwritten NOI DSCR

Underwritten NOI divided by Mortgage Loan Annual Debt Service Payment (IO)

For Mortgage Assets where the Calculation Methodology results in a value less than 1.00, override to 1.00 if Cut-off Other Reserve 1 ($) is greater than $0 and Other Escrow Reserve 1 Description references an "Interest Reserve" or if Cut-off Other Reserve 2 ($) is greater than $0 and Other Escrow Reserve 2 Description references an "Interest Reserve"

Mortgage Loan Underwritten NCF DSCR

Underwritten NCF divided by Mortgage Loan Annual Debt Service Payment (IO)

For Mortgage Assets where the Calculation Methodology results in a value less than 1.00, override to 1.00 if Cut-off Other Reserve 1 ($) is greater than $0 and Other Escrow Reserve 1 Description references an "Interest Reserve" or if Cut-off Other Reserve 2 ($) is greater than $0 and Other Escrow Reserve 2 Description references an "Interest Reserve"

Cut-off Date Mortgage Loan Underwritten NOI Debt Yield	Underwritten NOI divided by Mortgage Loan Cut-off Date Balance ($)
Cut-off Date Mortgage Loan Underwritten NCF Debt Yield	Underwritten NCF divided by Mortgage Loan Cut-off Date Balance ($)
Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR	Underwritten Stabilized NOI divided by the product of Commitment Original Balance ($) multiplied by the maximum of Assumed LIBOR/Assumed SOFR with applicable rounding and Index Floor % plus Fully Funded Mortgage Loan Margin % multiplied by Interest Accrual Basis
B-3

Attribute	Calculation Methodology
Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR	Underwritten Stabilized NCF divided by the product of Commitment Original Balance ($) multiplied by the maximum of Assumed LIBOR/Assumed SOFR with applicable rounding and Index Floor % plus Fully Funded Mortgage Loan Margin % multiplied by Interest Accrual Basis
Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield	Underwritten Stabilized NOI divided by Commitment Original Balance ($)
Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield	Underwritten Stabilized NCF divided by Commitment Original Balance ($)
Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR	Appraisal Stabilized NOI divided by the product of Commitment Original Balance ($) multiplied by the maximum of Assumed LIBOR/Assumed SOFR with applicable rounding and Index Floor % plus Fully Funded Mortgage Loan Margin % multiplied by Interest Accrual Basis
Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR	Appraisal Stabilized NCF divided by the product of Commitment Original Balance ($) multiplied by the maximum of Assumed LIBOR/Assumed SOFR with applicable rounding and Index Floor % plus Fully Funded Mortgage Loan Margin % multiplied by Interest Accrual Basis
Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield	Appraisal Stabilized NOI divided by the Commitment Original Balance ($)
Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield	Appraisal Stabilized NCF divided by the Commitment Original Balance ($)
Cut-off Date Total Debt Balance	Set to equal Total Debt as of the Cut-off Date
Cut-off Date Total Debt As-Is LTV	Cut-off Date Total Debt Balance divided by As-Is Appraised Value
Cut-off Date Total Debt Ann Debt Service ($)	Set to equal Mortgage Loan Annual Debt Service Payment (P&I)
B-4

Attribute	Calculation Methodology
Cut-off Date Total Debt UW NCF DSCR

Underwritten NCF divided by Total Debt Annual Debt Service (P&I) ($)

For Mortgage Assets where the Calculation Methodology results in a value less than 1.00, override to 1.00 if Cut-off Other Reserve 1 ($) is greater than $0 and Other Escrow Reserve 1 Description references an "Interest Reserve" or if Cut-off Other Reserve 2 ($) is greater than $0 and Other Escrow Reserve 2 Description references an "Interest Reserve"

Future Funding Initial Amount ($)	Commitment Original Balance ($) minus Mortgage Loan Initial Funded Amount ($)
Mortgage Loan Cut-off Date Balance / Unit ($)	Mortgage Loan Cut-off Date Balance ($) divided by No of Units
Pari Passu Cut-off Date Amount	Mortgage Loan Cut-Off Date Balance ($) minus Mortgage Asset Contributed Balance Cut-Off Date Balance ($)
Mortgage Loan Remaining Future Funding as of Cut-off Date	Commitment Original Balance ($) minus Mortgage Loan Cut-Off Date Balance ($)
Mortgage Loan Maturity Date Balance ($)	Set to equal Committed Whole Loan Amount ($)
Mortgage Loan Maturity Date Balance / Unit ($)	Mortgage Loan Maturity Date Balance ($) divided by No of Units
Total Debt as of the Cut-off Date	Sum of Mortgage Asset Contributed Balance Cut-Off Date Balance ($), Pari Passu Cut-off Date Amount, Subordinate Secured Debt Cut-off Date Balance, and Mezzanine Debt Cut-off Date Balance
Total Debt as of the Cut-off Date / Unit ($)	Total Debt as of the Cut-off Date divided by No of Units
Total Debt as of Maturity Date	Sum of Mortgage Loan Maturity Date Balance ($) and Mezzanine Debt Cut-off Date Balance
Mortgage Loan Annual Debt Service (I/O)	Fully Funded Mortgage Loan Rate % multiplied by Interest Accrual Basis multiplied by Mortgage Loan Cut-Off Date Balance ($)
B-5

Attribute	Calculation Methodology
Mortgage Loan Annual Debt Service (P&I)	For all loans which are interest only loans, Fully Funded Mortgage Loan Margin % multiplied by Interest Accrual Basis multiplied by Mortgage Loan Cut-off Date Balance ($)

For amortizing loans, per the amortization schedule
Fully Funded Mortgage Loan Annual Debt Service ($)	For interest only loans, Mortgage Loan Maturity Date Balance ($) multiplied by Fully Funded Mortgage Loan Rate %, multiplied by Interest Accrual Basis

For amortizing loans, set to equal Mortgage Loan Annual Debt Service Payment (P&I)
Mezzanine Annual Debt Service ($)	Calculated annual debt service per mezzanine loan agreement
Total Debt Loan Annual Debt Service (I/O)($)	Mortgage Loan Annual Debt Service Payment (IO) plus Mezzanine Annual Debt Service ($)
Total Debt Annual Debt Service (P&I) ($)	Mortgage Loan Annual Debt Service Payment (P&I) plus Mezzanine Annual Debt Service ($)
B-6

ATTACHMENT C

INSTRUCTIONS

1.	For those Compared Attributes below with the Source Document indicated as “Provided by the Company”, we were instructed by the Company to assume the attribute is accurate and not perform any procedure.
2.	The mortgage asset Euclid Grand was not closed as of the date of this report. Therefore, we were not provided the Loan Files and we were instructed by the Company to assume such “Compared Attributes” and “Recomputed Attributes” relating to this mortgage asset are accurate and not to perform any procedure.
3.	We were instructed by the Company to follow the instructions listed below pertaining to the applicable Mortgage Asset and Compared or Recomputed Attribute(s):
Property Name(s)	Compared or Recomputed Attribute(s)	Company Instruction
Willow Creek	Mortgage Loan Underwritten NCF DSCR; Cut-off Date Total Debt UW NCF DSCR	Provided by the Company

C-1